Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing
The Compensation Committee approves and grants annual equity awards at approximately the same time each year, in late February. The Compensation Committee may also consider and approve interim or mid-year
grants from time to time based on business needs, such as when a new executive joins the Company. The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee approves and grants annual equity awards at approximately the same time each year, in late February. The Compensation Committee may also consider and approve interim or mid-year
grants from time to time based on business needs, such as when a new executive joins the Company.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false